UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 85.5%
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Johnson Controls Inc., Senior Notes	3.625%	7/2/24	$1,050,000	$1,090,088

Automobiles - 3.8%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,772,544
Ford Motor Co., Senior Notes	4.750%	1/15/43	510,000	559,845
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,838,651
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	1,550,000	1,602,430
General Motors Co., Senior Notes	4.875%	10/2/23	1,670,000	1,816,482
General Motors Co., Senior Notes	6.250%	10/2/43	3,510,000	4,315,763
General Motors Co., Senior Notes	5.200%	4/1/45	840,000	915,272
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,680,077
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	530,000	550,384

Total Automobiles				15,051,448

Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	290,000	306,675
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	940,000	968,200	(a)
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	820,000	781,050	(a)

Total Hotels, Restaurants & Leisure				2,055,925

Household Durables - 0.8%
D.R. Horton Inc., Senior Notes	4.000%	2/15/20	790,000	805,010
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	1,190,000	1,225,700
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000	317,800
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,000,000	1,015,000

Total Household Durables				3,363,510

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	260,000	284,787

Media - 4.2%
21st Century Fox America Inc., Senior Debentures	8.500%	2/23/25	3,850,000	5,260,659
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	1,649,000	2,402,705
Comcast Corp., Senior Notes	3.600%	3/1/24	260,000	279,379
Comcast Corp., Senior Notes	3.375%	2/15/25	60,000	62,825
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	108,552
COX Communications Inc., Senior Bonds	6.450%	12/1/36	300,000	368,115	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	980,000	983,675
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	862,000	908,333	(a)
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	248,124
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	380,000	478,749
Time Warner Cable Inc., Senior Bonds	4.500%	9/15/42	270,000	278,056
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	700,000	1,029,396
UBM PLC, Notes	5.750%	11/3/20	1,800,000	1,990,967	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,000,000	2,107,500	(a)

Total Media				16,507,035

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	760,000	880,379

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	3.120%	4/15/22	770,000	808,218
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	310,000	337,031

Total Specialty Retail				1,145,249

TOTAL CONSUMER DISCRETIONARY				40,378,421

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	$1,010,000	$1,041,562
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	690,000	704,275
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	240,000	247,834
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	384,447
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	859,857	(a)
Suntory Holdings Ltd., Bonds	2.550%	9/29/19	1,480,000	1,507,014	(a)

Total Beverages				4,744,989

Food & Staples Retailing - 1.2%
Costco Wholesale Corp., Senior Notes	2.250%	2/15/22	70,000	69,908
CVS Health Corp., Senior Notes	4.125%	5/15/21	20,000	22,008
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,085,943
Kroger Co., Senior Notes	3.300%	1/15/21	1,200,000	1,247,989
Kroger Co., Senior Notes	3.400%	4/15/22	420,000	434,563
Kroger Co., Senior Notes	4.000%	2/1/24	490,000	528,928
Kroger Co., Senior Notes	8.000%	9/15/29	1,000,000	1,411,782

Total Food & Staples Retailing				4,801,121

Food Products - 0.5%
JM Smucker Co., Senior Notes	3.500%	3/15/25	150,000	154,211	(a)
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	170,000	176,171
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	410,000	455,469
Mondelez International Inc., Senior Notes	4.000%	2/1/24	370,000	401,438
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	630,000	666,861
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	200,000	209,842	(a)

Total Food Products				2,063,992

Tobacco - 2.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,849,355
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	468,008
Altria Group Inc., Senior Notes	10.200%	2/6/39	90,000	159,650
Altria Group Inc., Senior Notes	5.375%	1/31/44	440,000	516,607
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	1,230,000	1,505,682
Lorillard Tobacco Co., Senior Notes	6.875%	5/1/20	150,000	178,978
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	960,000	1,383,591
Philip Morris International Inc., Senior Notes	2.625%	3/6/23	660,000	656,288
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	910,000	990,424
Reynolds American Inc., Senior Notes	3.250%	11/1/22	850,000	847,204
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,040,000	1,076,897

Total Tobacco				9,632,684

TOTAL CONSUMER STAPLES				21,242,786

ENERGY - 5.0%
Energy Equipment & Services - 1.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	90,000	86,850
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	420,000	480,122
Cameron International Corp., Senior Notes	4.000%	12/15/23	780,000	805,735
Ensco PLC, Senior Notes	5.200%	3/15/25	1,210,000	1,214,214
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	436,656
Petrofac Ltd., Senior Notes	3.400%	10/10/18	2,084,000	2,056,579	(a)

Total Energy Equipment & Services				5,080,156

Oil, Gas & Consumable Fuels - 3.7%
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	565,088
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	920,000	892,400	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	50,000	49,375
Devon Energy Corp., Senior Notes	5.600%	7/15/41	110,000	128,558
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	585,000	799,436
Ecopetrol SA, Senior Notes	5.875%	5/28/45	369,000	345,181
Energy Transfer Partners LP, Senior Notes	4.900%	3/15/35	400,000	398,556
Energy Transfer Partners LP, Senior Notes	5.150%	3/15/45	330,000	333,326
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	200,000	119,500
GS Caltex Corp., Senior Notes	3.000%	6/18/19	1,120,000	1,130,165	(a)
Hess Corp., Notes	7.875%	10/1/29	107,000	138,513

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kerr-McGee Corp., Notes	6.950%	7/1/24	$376,000	$471,367
Lukoil International Finance BV, Senior Notes	3.416%	4/24/18	430,000	396,998	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	972,830
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	199,311
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,911,000	2,197,650
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	1,650,000	1,485,825
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	189,000	201,049
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,380,000	1,502,768	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,393,262
Williams Cos. Inc., Notes	7.875%	9/1/21	364,000	423,092
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	795,655

Total Oil, Gas & Consumable Fuels				14,939,905

TOTAL ENERGY				20,020,061

FINANCIALS - 36.6%
Banks - 19.4%
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	1,560,000	1,586,325	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,840,000	1,883,700	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,980,000	2,098,800	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,040,000	3,503,478
Bank of America Corp., Senior Notes	4.875%	4/1/44	3,060,000	3,458,146
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,780,000	1,843,667
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,240,000	1,252,555
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	690,000	713,290
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,650,000	1,934,625
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	400,000	429,366	(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,263,160	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	790,000	808,763	(b)(c)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	348,116
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,710,000	5,855,445
Citigroup Inc., Senior Notes	5.875%	1/30/42	80,000	102,451
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	499,140
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	75,034
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,890,000	2,529,510
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	230,000	259,537
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	3,960,000	4,940,833
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	630,000	747,873	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	1,090,000	1,104,336	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	3,560,000	3,640,100	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,450,000	1,486,250	(b)(c)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	1,450,000	1,657,505
ICICI Bank Ltd., Senior Notes	5.000%	1/15/16	220,000	225,646	(a)
ICICI Bank Ltd., Senior Notes	4.700%	2/21/18	410,000	435,870	(d)
Intesa Sanpaolo SpA, Senior Bonds	5.250%	1/12/24	830,000	935,842
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	717,760	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	390,000	381,713	(b)(c)
JPMorgan Chase & Co., Senior Notes	4.850%	2/1/44	1,020,000	1,166,834
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,400,000	1,685,713
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,210,000	1,259,254
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	2,521,000	2,609,235	(c)
MUFG Americas Holdings Corp., Senior Bonds	2.250%	2/10/20	2,520,000	2,527,724
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	3,227,000	3,594,458
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	960,000	1,069,682
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,280,000	1,345,315
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	1,610,000	1,955,469
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,500,000	1,618,135	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	$800,000	$761,000	(a)(b)(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,550,000	1,736,950	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/22/15	4,243,000	4,210,753	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	790,000	837,558	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	2,010,000	2,123,543
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,270,000	1,501,897
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	500,000	537,592

Total Banks				77,259,948

Capital Markets - 4.8%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	3,550,000	3,498,525	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.750%	3/26/25	1,550,000	1,571,373	(a)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	1,950,000	2,219,381
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,090,000	1,153,267
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	4,940,000	5,175,969
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	104,654
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,840,000	1,908,083	(a)
Morgan Stanley, Junior Subordinated Bonds	5.550%	7/15/20	1,820,000	1,842,750	(b)(c)
Morgan Stanley, Senior Notes	4.300%	1/27/45	520,000	541,130
Morgan Stanley, Subordinated Notes	5.000%	11/24/25	620,000	685,744
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	380,000	398,879

Total Capital Markets				19,099,755

Consumer Finance - 1.5%
Ally Financial Inc., Senior Notes	3.250%	2/13/18	2,210,000	2,190,662
American Express Co., Subordinated Notes	3.625%	12/5/24	580,000	596,842
Synchrony Financial, Senior Notes	4.250%	8/15/24	2,860,000	2,994,386

Total Consumer Finance				5,781,890

Diversified Financial Services - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,155,387	(a)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,100,000	1,142,625	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	72,000	78,480
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	1,032,678	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	990,000	1,126,121	(a)
CME Group Inc., Senior Notes	3.000%	3/15/25	110,000	111,256
CME Group Inc., Senior Notes	5.300%	9/15/43	3,300,000	4,099,283
General Electric Capital Corp., Medium-Term Notes	6.750%	3/15/32	5,000	6,935
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,310,000	1,890,931
General Electric Capital Corp., Senior Notes, Medium-Term Notes	6.150%	8/7/37	50,000	66,594
ILFC E-Capital Trust I, Junior Subordinated Notes	4.090%	12/21/65	1,050,000	994,875	(a)(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	1,703,000	1,609,335	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	3,116,250	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	850,000	1,049,475

Total Diversified Financial Services				18,480,225

Insurance - 5.2%
AIA Group Ltd., Senior Notes	3.200%	3/11/25	1,000,000	1,010,890	(a)
AIA Group Ltd., Senior Notes	4.875%	3/11/44	1,750,000	2,044,898	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	771,000	896,288	(b)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	794,000	908,858
American International Group Inc., Senior Notes	4.500%	7/16/44	310,000	334,150
AXA SA, Subordinated Bonds	8.600%	12/15/30	1,630,000	2,277,925
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	1,026,009

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Genworth Holdings Inc., Senior Notes	4.800%	2/15/24	$650,000	$550,063
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	1,800,000	2,306,065	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,552,000	1,846,880
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	125,136
MetLife Inc., Senior Notes	4.050%	3/1/45	880,000	913,738
Reliance Standard Life Global Funding II, Secured Notes	2.500%	1/15/20	1,500,000	1,511,988	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,710,000	1,935,195	(a)
TIAA Asset Management Finance LLC, Senior Notes	2.950%	11/1/19	1,580,000	1,621,055	(a)
TIAA Asset Management Finance LLC, Senior Notes	4.125%	11/1/24	1,100,000	1,163,347	(a)

Total Insurance				20,472,485

Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	1,081,868	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,080,000	1,119,234	(a)

Total Real Estate Investment Trusts (REITs)				2,201,102

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,112,294

Thrifts & Mortgage Finance - 0.3%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	1,020,000	1,062,265

TOTAL FINANCIALS				145,469,964

HEALTH CARE - 6.4%
Biotechnology - 1.6%
Amgen Inc., Senior Notes	3.625%	5/22/24	1,360,000	1,432,958
Celgene Corp., Senior Notes	3.625%	5/15/24	950,000	989,186
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	2,080,000	2,223,528
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	217,396
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	520,000	600,718
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	760,000	841,486

Total Biotechnology				6,305,272

Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	280,000	305,533
CareFusion Corp., Senior Notes	4.875%	5/15/44	500,000	556,463
Medtronic Inc., Senior Notes	3.500%	3/15/25	2,020,000	2,114,352	(a)
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	347,645

Total Health Care Equipment & Supplies				3,323,993

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp., Senior Bonds	3.400%	5/15/24	570,000	586,091
Anthem Inc., Senior Notes	5.100%	1/15/44	400,000	460,626
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	100,574
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	500,000	510,938	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	650,000	684,125	(a)
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	492,195
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,093,705
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	2,090,000	2,254,554
UnitedHealth Group Inc., Senior Notes	4.700%	2/15/21	920,000	1,049,011
UnitedHealth Group Inc., Senior Notes	3.950%	10/15/42	370,000	380,377

Total Health Care Providers & Services				7,612,196

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 2.1%
AbbVie Inc., Senior Notes	4.400%	11/6/42	$110,000	$113,692
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,340,000	1,401,247
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	290,000	309,480
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	261,199
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	320,000	316,800
Merck & Co. Inc., Senior Notes	3.700%	2/10/45	660,000	664,899
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	440,000	460,563
Perrigo Finance PLC, Senior Notes	3.500%	12/15/21	1,170,000	1,211,770
Pfizer Inc., Senior Notes	4.400%	5/15/44	1,690,000	1,863,355
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	580,000	586,525	(a)
Walgreens Boots Alliance Inc., Senior Notes	4.800%	11/18/44	170,000	184,230
Zoetis Inc., Senior Notes	3.250%	2/1/23	410,000	409,308
Zoetis Inc., Senior Notes	4.700%	2/1/43	550,000	575,749

Total Pharmaceuticals				8,358,817

TOTAL HEALTH CARE				25,600,278

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
BAE Systems Holdings Inc., Senior Bonds	3.800%	10/7/24	1,140,000	1,199,084	(a)
Exelis Inc., Senior Notes	5.550%	10/1/21	720,000	796,326
Rockwell Collins Inc., Senior Notes	3.700%	12/15/23	400,000	428,320
Textron Inc., Senior Notes	3.875%	3/1/25	3,600,000	3,726,454

Total Aerospace & Defense				6,150,184

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	220,000	299,634

Airlines - 2.5%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,890,000	1,988,186	(a)
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	390,445	410,944	(a)
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	830,000	859,050
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	846,380	884,467	(a)
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	400,000	403,200
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	410,000	413,075
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	211,793	248,603
Hawaiian Airlines, Pass-Through Certificates, Senior Secured Notes	3.900%	1/15/26	1,722,521	1,752,665
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	391,993	429,938
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	445,822	502,108
United Airlines Inc., Pass-Through Certificates, Secured Bond	5.375%	8/15/21	707,237	740,831
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	520,000	523,250
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	539,256	601,270

Total Airlines				9,757,587

Commercial Services & Supplies - 0.4%
Republic Services Inc., Senior Notes	5.000%	3/1/20	520,000	583,716
Waste Management Inc., Senior Notes	3.500%	5/15/24	400,000	417,225
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	457,315

Total Commercial Services & Supplies				1,458,256

Electrical Equipment - 0.6%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,186,635

Industrial Conglomerates - 0.7%
General Electric Co., Senior Notes	4.125%	10/9/42	1,880,000	1,992,548
General Electric Co., Senior Notes	4.500%	3/11/44	810,000	913,074

Total Industrial Conglomerates				2,905,622

Machinery - 0.4%
Crane Co., Senior Notes	4.450%	12/15/23	740,000	793,308
Ingersoll-Rand Luxembourg Finance SA, Senior Notes	3.550%	11/1/24	730,000	743,710

Total Machinery				1,537,018

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Marine - 0.2%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	$965,000	$969,825	(e)

Road & Rail - 1.5%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	360,000	396,136
Burlington Northern Santa Fe LLC, Senior Notes	3.750%	4/1/24	750,000	801,940
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	1,780,000	1,900,533
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	610,000	699,192
CSX Corp., Senior Notes	4.750%	5/30/42	1,260,000	1,440,245
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	280,000	273,700	(a)
Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	569,042

Total Road & Rail				6,080,788

Trading Companies & Distributors - 0.4%
BOC Aviation Pte Ltd., Senior Notes	3.000%	3/30/20	1,430,000	1,429,046	(a)

Transportation - 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	3.375%	2/1/22	470,000	470,566	(a)

TOTAL INDUSTRIALS				33,245,161

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment, Instruments & Components - 0.6%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,320,000	2,343,200

Semiconductors & Semiconductor Equipment - 1.0%
KLA-Tencor Corp., Senior Notes	3.375%	11/1/19	780,000	810,797
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	900,000	948,837
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	2,300,000	2,420,104

Total Semiconductors & Semiconductor Equipment				4,179,738

Software - 0.1%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	290,000	316,825	(a)

TOTAL INFORMATION TECHNOLOGY				6,839,763

MATERIALS - 4.8%
Chemicals - 0.4%
Ecolab Inc., Senior Notes	4.350%	12/8/21	1,120,000	1,235,940
LYB International Finance BV, Senior Bonds	4.875%	3/15/44	240,000	258,825
LyondellBasell Industries NV, Senior Notes	4.625%	2/26/55	110,000	110,031
Potash Corp. of Saskatchewan Inc., Senior Notes	3.625%	3/15/24	140,000	147,759

Total Chemicals				1,752,555

Containers & Packaging - 0.1%
Packaging Corp. of America, Senior Notes	3.650%	9/15/24	450,000	453,360

Metals & Mining - 4.0%
Alcoa Inc., Senior Notes	5.125%	10/1/24	880,000	943,616
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	570,000	558,222
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	280,000	276,693
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,680,000	1,727,618
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	820,000	942,836
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	100,000	97,547
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	30,000	27,794
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	330,000	317,688
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	201,728
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,430,000	1,431,972	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	750,000	768,600	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	270,000	281,923	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	1,100,000	1,161,464
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	720,000	776,660

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	$730,000	$813,950
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	412,448
Vale Overseas Ltd., Notes	6.875%	11/21/36	457,000	444,295
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,810,000	1,810,905	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	750,000	671,992	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	380,000	385,798	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,720,000	1,694,233

Total Metals & Mining				15,747,982

Paper & Forest Products - 0.3%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	840,000	835,800
Georgia-Pacific LLC, Senior Notes	3.600%	3/1/25	330,000	338,975	(a)

Total Paper & Forest Products				1,174,775

TOTAL MATERIALS				19,128,672

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T Inc., Senior Notes	3.875%	8/15/21	470,000	498,616
AT&T Inc., Senior Notes	5.350%	9/1/40	1,247,000	1,365,757
AT&T Inc., Senior Notes	5.550%	8/15/41	280,000	316,043
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	400,000	442,500	(a)
British Telecommunications PLC, Bonds	9.625%	12/15/30	545,000	901,065
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	930,000	927,675	(a)
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	620,000	666,516
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,291,000	4,114,806
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	780,000	776,684	(a)
Verizon Communications Inc., Senior Notes	4.750%	11/1/41	4,240,000	4,414,412
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	510,000	665,077

Total Diversified Telecommunication Services				15,089,151

Wireless Telecommunication Services - 0.1%
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	260,000	379,718

TOTAL TELECOMMUNICATION SERVICES				15,468,869

UTILITIES - 3.1%
Electric Utilities - 3.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,421,893
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,664,802
Cleveland Electric Illuminating Co., Senior Secured Notes	7.880%	11/1/17	850,000	989,526
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	416,325	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,187,446
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,676,881
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,451,478
Pacific Gas & Electric Co., Senior Notes	3.250%	9/15/21	380,000	399,137
Pacific Gas & Electric Co., Senior Notes	3.250%	6/15/23	750,000	776,524
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,120,047
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	605,243
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	525,666	(a)

TOTAL UTILITIES				12,234,968

TOTAL CORPORATE BONDS & NOTES (Cost - $313,931,885)				339,628,943

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 1.5%
Babson CLO Ltd., 2014-IA C	3.707%	7/20/25	$250,000	$241,695	(a)(b)
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.714%	12/25/34	1,566,094	1,490,939	(b)
Dryden Senior Loan Fund, 2014-31A C	3.107%	4/18/26	250,000	246,922	(a)(b)
Hildene CLO Ltd., 2014-2A D	3.957%	7/19/26	300,000	286,640	(a)(b)
LCM Limited Partnership, 16A D	3.853%	7/15/26	250,000	242,974	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.007%	10/23/25	400,000	393,376	(a)(b)
Morgan Stanley Capital Inc., 2005-WMC2 M2	0.819%	2/25/35	825,185	809,060	(b)
Neuberger Berman CLO Ltd., 2013-15A C	3.017%	10/15/25	250,000	244,640	(a)(b)
Palmer Square CLO Ltd., 2013-2A B	3.307%	10/17/25	250,000	247,359	(a)(b)
SLM Student Loan Trust, 2011-A A3	2.675%	1/15/43	1,410,000	1,500,430	(a)(b)
Whitehorse Ltd., 2013-1A A3L	3.172%	11/24/25	400,000	395,834	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,931,295)				6,099,869

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Banc of America Commercial Mortgage Trust, 2006-2 AJ	5.762%	5/10/45	1,480,000	1,544,056	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,190,000	1,191,446	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	3.844%	4/8/31	350,000	350,513	(a)(b)
Connecticut Avenue Securities, 2014-C01 M2	4.574%	1/25/24	2,180,000	2,266,288	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.474%	1/25/36	2,215,557	1,877,377	(b)
Morgan Stanley Capital I Trust, 2006-IQ11 AJ	5.650%	10/15/42	780,000	807,169	(b)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,777,320	1,690,519
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.924%	10/25/24	760,000	797,812	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,746,764	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,394,444)				12,271,944

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $9,345)	2.235%	9/1/24	9,340	9,522	(b)

MUNICIPAL BONDS - 1.2%
Alabama - 0.1%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	530,000	594,819

California - 0.4%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	896,736
University of California Revenue	4.062%	5/15/33	550,000	566,346

Total California				1,463,082

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	$445,000	$507,256
Illinois State, GO, Taxable	5.650%	12/1/38	670,000	695,158

Total Illinois				1,202,414

New York - 0.2%
Port Authority of New York & New Jersey, Taxable Consolidated	4.960%	8/1/46	770,000	936,081

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	706,647

TOTAL MUNICIPAL BONDS (Cost - $4,273,515)				4,903,043

SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Multiline Retail - 0.2%
Dollar Tree Inc., Term Loan B (Cost - $613,812)	—	3/9/22	610,000	617,148	(f)(g)

SOVEREIGN BONDS - 1.0%
Brazil - 0.2%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	620,000	608,375

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000	920,450

Panama - 0.2%
Republic of Panama, Senior Bonds	4.300%	4/29/53	900,000	873,000

Turkey - 0.4%
Republic of Turkey, Notes	6.000%	1/14/41	970,000	1,105,994
Republic of Turkey, Notes	4.875%	4/16/43	680,000	674,050

Total Turkey				1,780,044

TOTAL SOVEREIGN BONDS (Cost - $4,155,203)				4,181,869

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.1%
U.S. Government Obligations - 4.1%
U.S. Treasury Bonds	3.125%	8/15/44	3,410,000	3,821,065
U.S. Treasury Bonds	3.000%	11/15/44	2,650,000	2,904,026
U.S. Treasury Notes	0.500%	2/28/17	110,000	109,940
U.S. Treasury Notes	1.375%	2/29/20	3,100,000	3,100,967
U.S. Treasury Notes	1.375%	3/31/20	350,000	350,082
U.S. Treasury Notes	1.750%	2/28/22	770,000	772,226
U.S. Treasury Notes	2.250%	11/15/24	2,560,000	2,632,000
U.S. Treasury Notes	2.000%	2/15/25	2,420,000	2,435,503

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,858,188)				16,125,809

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Citigroup Inc. (Cost - $1,801,548)			35,000	$1,803,200

	RATE
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Consumer Finance - 0.7%
GMAC Capital Trust I (Cost - $2,602,586)	8.125%		110,411	2,898,289	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $361,571,821)				388,539,636

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
State Street Bank & Trust Co., repurchase agreement dated 3/31/15; Proceeds at maturity - $1,970,000; (Fully collateralized by U.S. government obligations, 2.250% due 11/15/24; Market value - $2,013,075) (Cost - $1,970,000)	0.000%	4/1/15	$1,970,000	1,970,000

TOTAL INVESTMENTS - 98.3% (Cost - $363,541,821#)				390,509,636
Other Assets in Excess of Liabilities - 1.7%				6,624,986

TOTAL NET ASSETS - 100.0%				$397,134,622

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes:
Industrials	—	$25,878,960	$7,366,201	$33,245,161
Other corporate bonds & notes	—	306,383,782	—	306,383,782
Asset-backed securities	—	6,099,869	—	6,099,869
Collateralized mortgage obligations	—	12,271,944	—	12,271,944
Mortgage-backed securities	—	9,522	—	9,522
Municipal bonds	—	4,903,043	—	4,903,043
Senior loans	—	617,148		617,148
Sovereign bonds	—	4,181,869	—	4,181,869
U.S. government & agency obligations	—	16,125,809	—	16,125,809
Common stocks	$1,803,200	—	—	1,803,200
Preferred stocks	2,898,289	—	—	2,898,289

Total long-term investments	$4,701,489	$376,471,946	$7,366,201	$388,539,636

Short-term investments†	—	1,970,000	—	1,970,000

Total investments	$4,701,489	$378,441,946	$7,366,201	$390,509,636

Other financial instruments:
Futures contracts	$491,109	—	—	$491,109
Forward foreign currency contracts	—	$613,005	—	613,005
Centrally cleared interest rate swaps	—	222,016	—	222,016
OTC credit default swaps on corporate issues - sell protection‡	—	20,747	—	20,747

Total other financial instruments	$491,109	$855,768	—	$1,346,877

Total	$5,192,598	$379,297,714	$7,366,201	$391,856,513

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$949,538	—	—	$949,538
Forward foreign currency contracts	—	$228,995	—	228,995
OTC credit default swaps on corporate issues - buy protection‡	—	187,773	—	187,773

Total	$949,538	$416,768	—	$1,366,306

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	INDUSTRIALS
Balance as of December 31, 2014	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	$3,075
Purchases	500,000
Sales	(90,000)
Transfers into Level 3[2]	6,953,126
Transfers out of Level 3	—

Balance as of March 31, 2015	$7,366,201

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015[1]	$3,075

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,608,565
Gross unrealized depreciation	(1,640,750)

Net unrealized appreciation	$26,967,815

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	407	6/15	$88,820,370	$89,196,594	$376,224
U.S. Treasury 5-Year Notes	93	6/15	11,064,732	11,179,617	114,885

					$491,109

Contracts to Sell:
U.S. Treasury 10-Year Notes	411	6/15	52,340,985	52,980,469	(639,484)
U.S. Treasury Long-Term Bonds	18	6/15	2,892,988	2,949,750	(56,762)
U.S. Treasury Ultra Long-Term Bonds	107	6/15	17,923,333	18,176,625	(253,292)

					(949,538)

Net unrealized depreciation on open futures contracts					$(458,429)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	86,235,206	USD	1,247,977	Bank of America N.A.	4/15/15	$225,008
USD	1,325,676	RUB	86,235,206	Bank of America N.A.	4/15/15	(147,309)
INR	241,900,000	USD	3,891,570	Bank of America N.A.	4/16/15	(35,652)
USD	4,043,625	EUR	3,590,000	Bank of America N.A.	4/16/15	182,766
USD	3,307,660	EUR	3,090,000	Bank of America N.A.	4/16/15	(15,476)
USD	2,011,670	EUR	1,840,000	Bank of America N.A.	4/16/15	32,845
USD	2,983,077	JPY	361,370,000	Bank of America N.A.	4/16/15	(30,558)
INR	121,300,000	USD	1,925,091	Citibank N.A.	4/16/15	8,447
USD	1,852,393	EUR	1,570,000	Citibank N.A.	4/16/15	163,939

Total						$384,010

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
RUB	— Russian Ruble
USD	— United States Dollar

At March 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc.	$11,685,000	5/15/30	2.110% semi-annually	3-Month LIBOR	—	$193,779
Barclays Capital Inc.	2,706,000	5/15/30	2.110% semi-annually	3-Month LIBOR	$16,638	28,237

Total	$14,391,000				$16,638	$222,016

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Loews Corp., 6.000%, due 2/1/35)	$1,500,000	3/20/20	0.47%	1.000% quarterly	$(38,045)	$(37,292)	$(753)
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	960,000	3/20/18	0.21%	1.000% quarterly	(22,434)	(11,666)	(10,768)
Goldman Sachs (Kinder Morgan Energy Partners LP, 3.950%, due 9/1/22)	2,000,000	12/20/18	0.34%	1.000% quarterly	(48,306)	(13,447)	(34,859)
Goldman Sachs (E.I. du Pont de Nemours & Co., 5.250%, due 12/15/16)	1,350,000	3/20/19	0.33%	1.000% quarterly	(35,544)	(30,551)	(4,993)
Goldman Sachs (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.25%	1.000% quarterly	(43,444)	(31,132)	(12,312)

Total	$7,285,887				$(187,773)	$(124,088)	$(63,685)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (MetLife Inc., 4.750%, due 2/8/21)	$1,500,000	3/20/20	0.71%	1.000% quarterly	$20,747	$21,313	$(566)

†	Percentage shown is an annual percentage rate.

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 27, 2015